SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details) $ / shares in Units, ¥ in Thousands				1 Months Ended								12 Months Ended
	Jun. 30, 2023 $ / shares shares	Apr. 30, 2023 USD ($)	Jul. 12, 2021 USD ($) shares	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2023 CNY (¥) Days	Mar. 31, 2023 USD ($) Days $ / shares shares	Mar. 31, 2022 CNY (¥) shares	Apr. 04, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares											$ 165,000,000.0	¥ 758,252		¥ 239,452
Long-term debt | ¥																¥ 233,000
Ordinary shares dividend | $													$ 0
Preferred and common stock dividend | $													$ 0
Percentage of liquidation preference on original preferred share issue price												150.00%	150.00%
Trading days | Days												5	5
Adjusted redemption price percentage												8.00%	8.00%
Fair value impact of the issuance of senior convertible preferred shares												¥ 242,700	$ 35,300,000
Senior convertible preferred shares, value | ¥												(755,635)
2022 Subscription Agreement
Temporary Equity [Line Items]
Senior convertible preferred shares, value | ¥												¥ 755,600
Preferred Stock, Convertible, Down Round Feature, Trigger [true false]												true	true
Second Closing
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $							$ 5,000,000.0	$ 7,500,000	$ 10,000,000.0	$ 27,500,000			$ 50,000,000.0
Number of senior convertible preferred shares issued | shares							14,564,520	21,846,781	29,129,042	80,104,865
Second Closing | 2021 Subscription Agreement
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | ¥												¥ 45,100
Second Closing | 2022 Subscription Agreement
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares												¥ 124,100	18,400,000
NIO Capital and Joy Capital
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $											$ 315,000,000.0
Warrants to purchase shares | shares											240,314,593
NIO Capital and Joy Capital | Subsequent Event
Temporary Equity [Line Items]
Number of senior convertible preferred shares issued | shares	261,810,806
Conversion price	$ 0.0457
NIO Capital and Joy Capital | First Closing
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $			$ 100,000,000.0
Number of senior convertible preferred shares issued | shares			291,290,416
NIO Capital
Temporary Equity [Line Items]
Aggregate purchase amount of convertible preferred shares | $					$ 8,400,000	$ 9,900,000	$ 71,400	$ 100,000,000.0
Number of senior convertible preferred shares issued | shares								714,285,714
Subscription receivable from shareholders | $					$ 81,600,000								$ 81,600,000
NIO Capital | Subsequent Event
Temporary Equity [Line Items]
Subscription receivable from shareholders | $		$ 18,400,000		$ 18,400,000											$ 20,000,000
Long-term debt | $		61,600,000		61,600,000											$ 61,600,000
Subscription amount received from shareholders | $		$ 1,600,000		$ 1,600,000
Class A Ordinary Shares
Temporary Equity [Line Items]
Ordinary shares outstanding (in shares) | shares					1,370,016,554				1,146,044,859				1,370,016,554	1,146,044,859			1,071,621,698	846,857,596	846,807,530	839,850,038
Class A Ordinary Shares | 2021 Subscription Agreement
Temporary Equity [Line Items]
Conversion price					$ 0.3433								$ 0.3433
Class A Ordinary Shares | 2022 Subscription Agreement
Temporary Equity [Line Items]
Conversion price					0.14								0.14
Class A Ordinary Shares | Upon Closing
Temporary Equity [Line Items]
Conversion price					0.14								0.14
Class A Ordinary Shares | After Closing
Temporary Equity [Line Items]
Conversion price					0.3433								0.3433
ADS | 2021 Subscription Agreement
Temporary Equity [Line Items]
Conversion price					10.3								10.3
Conversion price prior to ratio change					1.03								1.03
ADS | 2022 Subscription Agreement
Temporary Equity [Line Items]
Conversion price					4.2								4.2
Conversion price prior to ratio change					0.42								0.42
ADS | Upon Closing
Temporary Equity [Line Items]
Conversion price					4.2								4.2
Conversion price prior to ratio change					0.42								0.42
ADS | After Closing
Temporary Equity [Line Items]
Conversion price					10.3								10.3
Conversion price prior to ratio change					$ 1.03								$ 1.03
Class B ordinary shares
Temporary Equity [Line Items]
Ordinary shares outstanding (in shares) | shares					40,809,861				40,809,861				40,809,861	40,809,861			40,809,861	40,809,861	40,809,861	40,809,861